Cover	Sep. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 04, 2026
Entity Registrant Name	QUAKER CHEMICAL CORPORATION
Entity File Number	001-12019
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-0993790
Entity Address, Address Line One	901 E. Hector Street
Entity Address, City or Town	Conshohocken
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19428
City Area Code	610
Local Phone Number	832-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	KWR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000081362
Amendment Flag	false